Cash, Cash Equivalents, Restricted Cash and Short-term Investments	12 Months Ended
Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Short-term Investments
Cash, Cash Equivalents, Restricted Cash and Short-term Investments

3. Cash, Cash Equivalents, Restricted Cash and Short-term Investments

Cash, cash equivalents and restricted cash consisted of the following:

	As of December 31,
	2017	2018
	(In thousands)
Cash and cash equivalents:
Cash	$1,766,927	$1,383,610
Cash equivalents:
Bank time deposits (maturing within 3 months)	24,966	75,367
Money market funds	198,659	86,823
	223,625	162,190
	1,990,552	1,545,800
Restricted cash	216,151	97,032
Total cash, cash equivalents and restricted cash	$2,206,703	$1,642,832

Short-term investments:
Bank time deposits	$1,381,991	$799,534

The carrying amounts of cash, cash equivalents, restricted cash and short-term investments approximate fair values. Interest income for the years ended December 31, 2016, 2017 and 2018 was $38.0 million,  $43.2 million and $83.2 million, respectively. The maturity dates of the bank time deposits are within one year.